[LETTERHEAD OF AFL-CIO HOUSING INVESTMENT TRUST]





August 29, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: File Room

     Re:  AFL-CIO Housing Investment Trust
          File Nos. 002-78066 and 811-03493

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in most recent Post-Effective Amendment to the Registration Statement of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust, which was filed electronically with the SEC via EDGAR on August 29, 2003.

                                     Very truly yours,


                                     /s/ Erica Khatchadourian

                                     Erica Khatchadourian
                                     Executive Vice President